Expense Example, No Redemption (Vanguard Emerging Markets Select Stock Fund Participant)	Vanguard Emerging Markets Select Stock Fund Vanguard Emerging Markets Select Stock Fund - Investor Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	98
3 YEAR	306
5 YEAR	531
10 YEAR	1,178